Condensed Financial Information of the Parent Company (Details) - Schedule of parent company statements of cash flows - Parent Company [Member] - USD ($)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Condensed Financial Information of the Parent Company (Details) - Schedule of parent company statements of cash flows [Line Items]
Net Income	$ (4,714,381)	$ 446,635
CASH FLOWS FROM OPERATING ACTIVITIES:
Depreciation and amortization	36,875
Equity loss (income) of subsidiaries	3,957,606	(1,499,211)
Other non-current assets	(4,448,342)
Changes in operating assets and liabilities
Other payable	(70,000)	(155,000)
Due from a related party	(3,500,001)
Net cash used in operating activities	(8,738,243)	(1,207,576)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in a subsidiary		(7,081,000)
Purchase of intangible assets	(105,000)
Net cash used in investing activities	(105,000)	(7,081,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Contribution from shareholders		34,069,438
Payment for deferred offering costs		(528,221)
Net cash provided by (used in) financing activities		33,541,217
Net increase (decrease) in cash	(8,843,243)	25,252,641
Cash at the beginning of the period	9,085,082	4,260
Cash at the end of the period	$ 241,839	$ 25,256,901